Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Principles of Consolidation

(a) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Intelsat S.A., its wholly-owned subsidiaries, and variable interest entities (“VIE”) of which we are the primary beneficiary. We are the primary beneficiary of one VIE, as more fully described in Note 10—Investments, and accordingly, we include in our consolidated financial statements the assets and liabilities and results of operations of the entity, even though we may not own a majority voting interest. We use the equity method to account for our investments in entities where we exercise significant influence over operating and financial policies but do not retain control under either the voting interest model (generally 20% to 50% ownership interest) or the variable interest model. In 2015, we entered into a joint venture agreement as further described in Note 10—Investments, and the investment is accounted for using the equity method. We have eliminated all significant intercompany accounts and transactions.

Use of Estimates

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the reported amounts of revenues and expenses during the reporting periods, and the disclosures of contingent liabilities. Accordingly, ultimate results could differ from those estimates.

Revenue Recognition

(c) Revenue Recognition

We earn revenue from providing satellite services and managed services to customers. We enter into contracts with customers to provide satellite transponders and transponder capacity and, in certain cases, earth stations and teleport facilities, for periods typically ranging from one year to the life of the satellite. Our revenue recognition policies are as follows:

Satellite Utilization Charges. We generally recognize revenues on a straight-line basis over the term of the related customer contract unless collectability is not reasonably assured. Revenues from occasional use services are recognized as the services are performed. We have certain obligations, including providing spare or substitute capacity if available, in the event of satellite service failure under certain long-term agreements. We generally are not obligated to refund satellite utilization payments previously made.

Satellite Related Consulting and Technical Services. We recognize revenue from the provision of consulting services as those services are performed. We recognize revenue for consulting services with specific deliverables, such as Transfer Orbit Support Services or training programs, upon the completion of those services.

Tracking, Telemetry and Commanding (“TT&C”). We earn TT&C services revenue from providing operational services to other satellite owners and from certain customers on our satellites. TT&C agreements entered into in connection with our satellite utilization contracts are typically for the period of the related service agreement. We recognize this revenue ratably over the term of the service agreement.

In-Orbit Backup Services. We provide back-up transponder capacity that is held on reserve for certain customers on agreed-upon terms. We recognize revenues for in-orbit protection services ratably over the term of the related agreement.

Revenue Share Arrangements. We recognize revenues under revenue share agreements for satellite-related services either on a gross or net basis in accordance with the principal versus agent considerations topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), which provides guidance and specifies when an entity should report revenue gross as a principal versus net as an agent, depending on the nature of the specific contractual relationship.

We may sell these products or services individually or in some combination to our customers. When these products and services are sold together, we account for the multiple elements under FASB ASC Topic 605-25, Revenue Recognition-Multiple Element Arrangements (“FASB ASC 605-25”). FASB ASC 605-25 provides guidance on accounting for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets. We allocate revenue for transactions or collaborations that include multiple elements to each unit of accounting based on each element’s relative selling price, and recognize revenue for each unit of accounting when the applicable revenue recognition criteria have been met.

Fair Value Measurements

(d) Fair Value Measurements

We estimate the fair value of our financial instruments using available market information and valuation methodologies. The carrying amounts of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximate their fair values because of the short maturity of these financial instruments.

FASB ASC Topic 820, Fair Value Measurements and Disclosure (“FASB ASC 820”) defines fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 requires disclosure of the extent to which fair value is used to measure financial assets and liabilities, the inputs utilized in calculating valuation measurements, and the effect of the measurement of significant unobservable inputs on earnings, or changes in net assets, as of the measurement date. FASB ASC 820 establishes a three-level valuation hierarchy based upon the transparency of inputs utilized in the measurement and valuation of financial assets or liabilities as of the measurement date. We apply fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1—unadjusted quoted prices for identical assets or liabilities in active markets;

•	Level 2—quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted market prices that are observable or that can be corroborated by observable market data by correlation; and

•	Level 3—unobservable inputs based upon the reporting entity’s internally developed assumptions which market participants would use in pricing the asset or liability.

Cash and Cash Equivalents

(e) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less, which are generally time deposits with banks and money market funds. The carrying amount of these investments approximates market value.

Receivables and Allowances for Doubtful Accounts

(f) Receivables and Allowances for Doubtful Accounts

We provide satellite services and extend credit to numerous customers in the satellite communication, telecommunications and video markets. We monitor our exposure to credit losses and maintain allowances for doubtful accounts and anticipated losses. We believe we have adequate customer collateral and reserves to cover our exposure. If we determine that the collection of payments is not reasonably assured at the time the respective service is provided, we defer recognition of the revenue until we believe collection is reasonably assured or the payment is received.

Satellites and Other Property and Equipment

(g) Satellites and Other Property and Equipment

Satellites and other property and equipment are stated at historical cost, or in the case of certain satellites acquired, the fair value at the date of acquisition. Capitalized costs consist primarily of the costs of satellite construction and launch, including launch insurance and insurance during the period of in-orbit testing, the net present value of performance incentives expected to be payable to the satellite manufacturers (dependent on the continued satisfactory performance of the satellites), costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction.

We depreciate satellites and other property and equipment on a straight-line basis over the following estimated useful lives:

Years
Buildings and improvements	10 - 40
Satellites and related costs	11 - 17
Ground segment equipment and software	4 - 15
Furniture and fixtures and computer hardware	4 - 12
Leasehold improvements(1)	2 - 12

(1)	Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term.

Other Assets	(h) Other Assets Other assets consist of investments in certain equity securities, long-term deposits, long-term receivables and other miscellaneous deferred charges and long-term assets.
Goodwill and Other Intangible Assets

(i) Goodwill and Other Intangible Assets

We account for goodwill and other intangible assets in accordance with FASB ASC Topic 350, Intangibles—Goodwill and Other (“FASB ASC 350”). Goodwill represents the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of identifiable net assets of businesses acquired. Goodwill and certain other intangible assets deemed to have indefinite lives are not amortized but are tested on an annual basis for impairment during the fourth quarter, or whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. See Note 11—Goodwill and Other Intangible Assets.

Intangible assets arising from business combinations are initially recorded at fair value. We record other intangible assets at cost. We amortize intangible assets with determinable lives (consisting of backlog and customer relationships) based on the expected pattern of consumption. We review these intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. See Note 11—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets

(j) Impairment of Long-Lived Assets

We review long-lived assets, including property and equipment and acquired intangible assets with estimable useful lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of such an asset may not be recoverable. These indicators of impairment can include, but are not limited to, the following:

•	satellite anomalies, such as a partial or full loss of power;

•	under-performance of an asset compared to expectations; and

•	shortened useful lives due to changes in the way an asset is used or expected to be used.

The recoverability of an asset to be held and used is determined by comparing the carrying amount to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, we record an impairment charge in the amount by which the carrying amount of the asset exceeds its fair value, which we determine by either a quoted market price, if any, or a value determined by utilizing discounted cash flow techniques.

Income Taxes

(k) Income Taxes

We account for income taxes in accordance with FASB ASC Topic 740—Income Taxes. We are subject to income taxes in the United States as well as a number of other foreign jurisdictions. Significant judgment is required in the calculation of our tax provision and the resultant tax liabilities and in the recoverability of our deferred tax assets that arise from temporary differences between the tax and financial statement recognition of revenue and expense and net operating loss and credit carryforwards.

We regularly assess the likelihood that our deferred tax assets can be recovered. A valuation allowance is required when it is more likely than not that all or a portion of the deferred tax asset will not be realized. We evaluate the recoverability of our deferred tax assets based in part on the existence of deferred tax liabilities that can be used to realize the deferred tax assets.

During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. We evaluate our tax positions to determine if it is more likely than not that a tax position is sustainable, based solely on its technical merits and presuming the taxing authorities have full knowledge of the position and access to all relevant facts and information. When a tax position does not meet the more likely than not standard, we record a liability or contra asset for the entire amount of the unrecognized tax benefit. Additionally, for those tax positions that are determined more likely than not to be sustainable, we measure the tax position at the largest amount of benefit more likely than not (determined by cumulative probability) to be realized upon settlement with the taxing authority.

Foreign Currency Translation

(l) Foreign Currency Translation

Our functional currency is the U.S. dollar, since substantially all customer contracts, capital expenditure contracts and operating expense obligations are denominated in U.S. dollars. Transactions not denominated in U.S. dollars have been translated using the spot rates of exchange at the dates of the transactions. We recognize differences on exchange arising on the settlement of the transactions denominated in currencies other than the U.S. dollar in the consolidated statement of operations.

Comprehensive Income

(m) Comprehensive Income

Comprehensive income consists of net income or loss and other gains and losses affecting shareholders’ equity that, under U.S. GAAP, are excluded from net income or loss. Such items consist primarily of the change in the market value of available-for-sale securities and pension liability adjustments.

Share-Based Compensation

(n) Share-Based Compensation

Compensation cost is recognized based on the requirements of FASB ASC Topic 718, Compensation—Stock Compensation (“FASB ASC 718”), for all share-based awards granted.

Awards are measured at the grant date based on the fair value as calculated using the Black-Scholes option pricing model for share options, a Monte Carlo simulation model for awards with market conditions, or the closing market price at the grant date for awards of shares or restricted shares units. The expense is recognized over the requisite service period, based on attainment of certain vesting requirements.

The determination of the value of certain awards requires considerable judgment, including estimating expected volatility, expected term and risk-free rate. The Company’s expected volatility is based on the average volatility rates of similar actively-traded companies over the range of each award’s estimated expected term, which is based on the midpoint between the expected vesting time and the remaining contractual life. The risk-free rate is derived from the applicable Constant Maturity Treasury rate.

Deferred Satellite Performance Incentives

(o) Deferred Satellite Performance Incentives

The cost of satellite construction may include an element of deferred consideration that we are obligated to pay to satellite manufacturers over the lives of the satellites, provided the satellites continue to operate in accordance with contractual specifications. Historically, the satellite manufacturers have earned substantially all of these payments. Therefore, we account for these payments as deferred financing. We capitalize the present value of these payments as part of the cost of the satellites and record a corresponding liability to the satellite manufacturers. Interest expense is recognized on the deferred financing and the liability is reduced as the payments are made.

Derivative Instruments

(p) Derivative Instruments

We previously held undesignated interest rate swaps which matured in January 2016. The swaps were marked-to-market quarterly, with any change in fair value recorded as interest expense, net.

In December 2016, we accounted for a contingent put option embedded within Intelsat Connect Finance S.A.’s (“ICF’s”) 12 1⁄2% Senior Notes due April 2022 (the “2022 ICF Notes”) under FASB ASC Topic 815, Derivatives and Hedging (“FASB ASC 815”). We bifurcated the put option from the debt host instrument and recorded it as a derivative instrument in other long term liabilities in the accompanying consolidated balance sheet. We estimated the fair value of the embedded derivative on the issuance date, and we subsequently revalue the derivative at the end of each reporting period with any change in fair value recognized in interest expense, net.

New Accounting Pronouncements

(q) New Accounting Pronouncements

In May 2014, the FASB issued Accounting Standard Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), which will supersede the revenue recognition requirements in FASB ASC Topic 605—Revenue Recognition. The guidance in ASU 2014-09 clarifies the principles for recognizing revenue and improves financial reporting by creating a common revenue standard for U.S. GAAP and International Financial Reporting Standards.

•

In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, to defer the effective date of ASU 2014-09 by one year. Public entities can now elect to defer implementation of ASU 2014-09 to interim and annual periods beginning after December 15, 2017. Additionally, ASU 2015-14 permits early adoption of the standard but not before the original effective date, i.e. annual periods beginning after December 15, 2016. The standard permits the use of either the retrospective or cumulative effect transition method.

•	In February 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net). The standard amends the principal versus agent guidance in ASU 2014-09 and clarifies that the analysis must focus on whether the entity has control of the goods or services before they are transferred to the customer.

•	In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The standard amends the guidance in ASU 2014-09 about identifying performance obligations and accounting for licenses of intellectual property.

•	In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. The standard makes narrow-scope amendments to ASU 2014-09 and provides practical expedients to simplify the transition to the new standard and to clarify certain aspects of the standard.

•	In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The standard affects certain narrow aspects of the guidance issued in ASU 2014-09.

We are still in the process of evaluating the impact that these standards will have on our consolidated financial statements and associated disclosures, and have not yet selected a transition method. Based on our initial assessment, we believe that the main changes from the new revenue standard will include: adjustments to the promised amount of consideration for effects of the time value of money for prepayment contracts with a significant financing component; capitalization of incremental costs for obtaining a contract; allocation of transaction price to all performance obligations in arrangements, irrespective of whether goods or services are provided before consideration is paid; changes to the accounting for contract modifications; and additional disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) to increase transparency and comparability by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective for interim and annual periods beginning after December 15, 2018, on a modified retrospective basis with early adoption allowed. We are in the process of evaluating the impact that ASU 2016-02 will have on our consolidated financial statements and associated disclosures.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which is intended to improve accounting for share-based payment transactions as part of the FASB’s simplification initiative. ASU 2016-09 changes several aspects of accounting for share-based payment award transactions, including changes to accounting for income taxes and forfeitures. The ASU is effective for fiscal years beginning after December 15, 2016, and interim periods within those years for public business entities. We will adopt ASU 2016-09 in the first quarter of 2017 and do not expect the adoption of ASU 2016-09 to have a material impact on our consolidated financial statements and associated disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which changes how companies measure and recognize credit impairment for any financial assets. The standard will require companies to immediately recognize an estimate of credit losses expected to occur over the remaining life of the financial assets that are within the scope of the standard. ASU 2016-13 is effective for interim and annual periods beginning after December 15, 2019 for public business entities that are SEC filers, on a modified retrospective basis. Early adoption is permitted for interim and annual periods beginning after December 15, 2018. We are in the process of evaluating the impact that ASU 2016-13 will have on our consolidated financial statements and associated disclosures.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which addresses specific issues relating to diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. Additionally, in November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force), which requires that amounts described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU 2016-15 and ASU 2016-18 are effective for interim and annual periods beginning after December 15, 2017 for public business entities, on a retrospective basis. Early adoption is permitted for both standards in any interim or annual period, for ASU 2016-15 with a condition that the entire ASU is adopted in the same period. We do not expect the adoption of ASU 2016-05 to have a material impact on our consolidated financial statements and associated disclosures. The amendments in ASU 2016-18 will change the presentation of cash flows from restricted cash from supplemental disclosure of non-cash financing activities to cash flows from financing activities in our consolidated statement of cash flows. For the year ended December 31, 2016, the amendments in ASU 2016-18 would have resulted in a reclassification of $480.2 million, currently presented as debt financing and restricted cash received and restricted cash used under supplemental disclosure of non-cash financing activities, to proceeds from issuance of long-term debt and repayments of long-term debt under cash flows from financing activities.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, which is intended to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. The amendments in ASU 2016-16 eliminate the current requirement to defer the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. ASU 2016-16 is effective for interim and annual periods beginning after December 15, 2017 for public business entities, on a modified retrospective basis. Early adoption is permitted as of the beginning of an annual reporting period for which interim or annual financial statements have not been issued. We plan to adopt the amendments in the first quarter of 2018 and expect the effect of ASU 2016-16 to be a cumulative benefit to retained earnings on January 1, 2018. Based on our existing intercompany structure, we expect the benefit to retained earnings to be between $4 million and $10 million. The benefit relates to certain deferred intercompany gains/losses, mostly in connection with a series of intercompany transactions in 2011 and related steps that reorganized the ownership of our assets among our subsidiaries.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which is intended to simplify the subsequent measurement of goodwill. The amendments in ASU 2017-04 modify the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. An entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities, as if that reporting unit had been acquired in a business combination. ASU 2017-04 will be effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019 for public business entities, on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. When adopted, we expect the amendments in ASU 2017-04 to simplify the process of testing for goodwill impairment, if required.